INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payables (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current
Trade creditors	$ 85,215,667	$ 87,073,151
Taxes	4,790,400	3,283,856
Miscellaneous	1,434,858	1,285,145
Trade and other payable	96,149,591	96,432,604
Non current
Trade creditors	4,785,300	4,785,300
Trade creditors - Joint ventures and associates	43,084,014	43,696,426
Trade and other payables	47,869,314	48,481,726
Other related parties
Current
Trade payable, related party	116,416	286,172
Parent company
Current
Trade payable, related party	850,254	878,874
Trade debtors - Joint ventures and associates
Current
Trade payable, related party	$ 3,741,996	$ 3,625,406